Fair Value Measurements - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investments	$ 0	$ 50,000
Derivative contracts	4,772	479
Total assets	17,920,588	15,841,258	$ 15,223,518
Derivative contracts	(8,600)	(8,531)
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,084,319	594,946
Short-term investments		50,000
Derivative contracts	4,772	479
Total assets	1,089,091	645,425
Derivative contracts	(8,600)	(8,531)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,084,319	594,946
Short-term investments		50,000
Total assets	1,084,319	644,946
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative contracts	4,772	479
Total assets	4,772	479
Derivative contracts	$ (8,600)	$ (8,531)